Subsequent Events (Details Textual) (USD $)	0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended						12 Months Ended								1 Months Ended												3 Months Ended		1 Months Ended		3 Months Ended	12 Months Ended		1 Months Ended		3 Months Ended						12 Months Ended		1 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended																	1 Months Ended					1 Months Ended					1 Months Ended
	Feb. 14, 2013	Apr. 23, 2012	Sep. 30, 2010	Jul. 28, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 30, 2012	Sep. 17, 2009	Apr. 27, 2005	Dec. 31, 2012 First Business Bank [Member]	Dec. 31, 2012 Hanover Holdings Llc [Member]	Mar. 06, 2013 January 15, 2013 [Member] Hanover Holdings Llc [Member]	Mar. 04, 2013 January 15, 2013 [Member] Hanover Holdings Llc [Member]	Feb. 28, 2013 January 15, 2013 [Member] Hanover Holdings Llc [Member]	Feb. 27, 2013 January 15, 2013 [Member] Hanover Holdings Llc [Member]	Feb. 25, 2013 January 15, 2013 [Member] Hanover Holdings Llc [Member]	Feb. 19, 2013 January 15, 2013 [Member] Hanover Holdings Llc [Member]	Mar. 31, 2013 Facility B [Member] Deutsche Bank [Member]	Feb. 28, 2013 Facility B [Member] Deutsche Bank [Member]	Jan. 31, 2013 Facility B [Member] Deutsche Bank [Member]	Dec. 31, 2012 Facility B [Member] Deutsche Bank [Member]	Nov. 30, 2012 Facility B [Member] Deutsche Bank [Member]	Oct. 31, 2012 Facility B [Member] Deutsche Bank [Member]	Mar. 31, 2013 Facility A [Member] Deutsche Bank [Member]	Feb. 28, 2013 Facility A [Member] Deutsche Bank [Member]	Jan. 31, 2013 Facility A [Member] Deutsche Bank [Member]	Dec. 31, 2012 Facility A [Member] Deutsche Bank [Member]	Nov. 30, 2012 Facility A [Member] Deutsche Bank [Member]	Oct. 31, 2012 Facility A [Member] Deutsche Bank [Member]	Mar. 31, 2013 Facility A and Facility B [Member] Deutsche Bank [Member]	Dec. 31, 2012 Facility A and Facility B [Member] Deutsche Bank [Member]	Oct. 31, 2012 Manager [Member]	Apr. 23, 2012 Manager [Member]	Sep. 30, 2012 Manager [Member]	Dec. 31, 2012 Manager [Member]	Mar. 31, 2012 Manager [Member]	Oct. 31, 2012 Non Executive Member of Board of Directors [Member]	Apr. 23, 2012 Non Executive Member of Board of Directors [Member]	Sep. 30, 2012 Non Executive Member of Board of Directors [Member]	Jun. 30, 2012 Non Executive Member of Board of Directors [Member]	Mar. 31, 2012 Non Executive Member of Board of Directors [Member]	Sep. 30, 2011 Non Executive Member of Board of Directors [Member]	Jun. 30, 2011 Non Executive Member of Board of Directors [Member]	Mar. 31, 2011 Non Executive Member of Board of Directors [Member]	Dec. 31, 2012 Non Executive Member of Board of Directors [Member]	Mar. 30, 2011 Non Executive Member of Board of Directors [Member]	Oct. 31, 2012 Dutchess Capital [Member]	Dec. 31, 2012 Board of Directors [Member]	Jan. 09, 2013 Subsequent Event [Member]	Apr. 02, 2013 Subsequent Event [Member]	Jan. 24, 2013 Subsequent Event [Member] First Business Bank [Member]	Apr. 08, 2013 Subsequent Event [Member] Promissory Note [Member]	Jan. 31, 2013 Subsequent Event [Member] Promissory Note [Member]	Jan. 24, 2013 Subsequent Event [Member] Investment Agreement With Granite [Member]	Feb. 15, 2013 Subsequent Event [Member] Termination Agreement [Member]	Mar. 20, 2013 Subsequent Event [Member] Hanover Holdings Llc [Member]	Mar. 31, 2013 Subsequent Event [Member] Hanover Holdings Llc [Member]	Feb. 13, 2013 Subsequent Event [Member] Hanover Holdings Llc [Member]	Mar. 26, 2013 Subsequent Event [Member] Hanover Holdings Llc [Member]	Mar. 22, 2013 Subsequent Event [Member] Hanover Holdings Llc [Member]	Mar. 21, 2013 Subsequent Event [Member] Hanover Holdings Llc [Member]	Jan. 29, 2013 Subsequent Event [Member] Hanover Holdings Llc [Member]	Jan. 18, 2013 Subsequent Event [Member] Hanover Holdings Llc [Member]	Jan. 15, 2013 Subsequent Event [Member] Hanover Holdings Llc [Member]	Feb. 13, 2013 Subsequent Event [Member] January 15, 2013 [Member]	Mar. 26, 2013 Subsequent Event [Member] True Up Period [Member] Hanover Holdings Llc [Member]	Mar. 31, 2013 Subsequent Event [Member] February, March and April 2013 [Member]	Mar. 31, 2013 Subsequent Event [Member] February, March and April 2013 [Member] Interest Rate Swap [Member]	Feb. 28, 2013 Subsequent Event [Member] Manager [Member]	Jan. 18, 2013 Subsequent Event [Member] Manager [Member]	Jan. 18, 2013 Subsequent Event [Member] Non Executive Member of Board of Directors [Member]	Dec. 31, 2012 Subsequent Event [Member] Board of Directors [Member]	Feb. 28, 2013 Subsequent Event [Member] Board of Directors [Member]	Jan. 22, 2013 Subsequent Event [Member] Board of Directors [Member]	Jan. 22, 2013 Subsequent Event [Member] Board of Directors [Member] Maximum [Member]	Jan. 22, 2013 Subsequent Event [Member] Board of Directors [Member] Minimum [Member]	Feb. 28, 2013 Subsequent Event [Member] Non Executive Directors [Member]
Stock Authorized for Issuance in Lieu of Related Party Fee		166,069																															219,650	166,069	219,650	302,870		32,679	19,964	32,679	32,679	32,679	19,964	19,964	19,964	53,020			641,639																					641,639	641,639							41,909
Management Fees Payable								$ 926,000																									$ 807,000		$ 807,000	$ 538,000	$ 926,000			$ 0	$ 0	$ 0	$ 0	$ 0		$ 0	$ 0																								$ 809,000	$ 0		$ 809,000				$ 0
Board Fees Payable																																						152,000	155,000	152,000	152,000	152,000	155,000	155,000	0	48,000																										48,000		48,000				48,000
Line of Credit Facility, Periodic Payment																			20,000	20,000	20,000	20,000	20,000	20,000	20,000	20,000	20,000	20,000	20,000	20,000	120,000	120,000
Sale of Common Stock																																																235,296							395,791
Common Stock, Shares, Issued					1,362,830	647,562																																												142,362	395,791
Proceeds from Issuance of Common Stock				16,244,000	388,000	0	0																																											106,000	458,000				767,000
Settlement Shares													31,755	100,000	100,000	90,000	90,000	90,000																																							350,000			300,000	420,000	390,000	8,284	40,000	137,500	185,000	12,894
Shares of Common Stock Issued to Settlement Agreement, Description												(i) $305,485.59 by (ii) 70% of the VWAP of the Common Stock over the 35-trading day period																																													(i) $1,264,656.12 by (ii) 70% of the VWAP of the Common Stock		(i) $740,651.57 by (ii) 75% of the VWAP of the Common Stock
Common Stock Outstanding Percentage																																																							24.00%
Common stock, shares outstanding					1,362,830	647,562																																																	1,682,693																					18,759,778	1,875,978
Lowest Daily Volume Weighted Average Price Percentage					96.00%																																											98.00%							98.00%
Average Daily Trading Volume Advance, Description					amount not to exceed the greater of $200 or 100%																																											not to exceed the greater of $200 or 200% of the average daily trading							not to exceed the greater of $500 or 200% of the average daily trading volume
Debt Instrument, Debt Default, Description of Notice of Default					On July 11, August 22, November 28 and December 19, 2012, the Company received notices from FBB, according to which failure to (i) pay the $4,188 repayment installment due in December 2012, (ii) pay accrued interest and (iii) failure to pay default interest constitute an event of default.						On July 11, August 22, November 28 and December 19, 2012, the Company received notices from FBB, according to which failure to (i) pay the $4,188 repayment installment due in December 2012, (ii) pay accrued interest and (iii) failure to pay default interest constitute an event of default																																									(i) pay the $4,188 repayment installment due in December 2012, (ii) pay accrued interest and (iii) failure to pay default interest constitute an event of default
Stockholders' Equity, Reverse Stock Split	one share for ten share reverse stock split		one share for five share reverse stock split																																																																						reverse stock split at a ratio of 1 for 10
Common Stock, Par or Stated Value Per Share					$ 0.001	$ 0.001			$ 0.001	$ 0.001																																															$ 0.001																		$ 0.001
Convertible Debt																																																					103.50	153.50
Convertible Promissory Note Discount Rate																																																					35.00%	35.00%
Outstanding Fees																																																								10,000
Line of Credit Facility, Periodic Payment, Interest																																$ 165,000																																				$ 124,000	$ 80,000
Settlement Shares Percentage																																																										9.77%